Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total general fund assets	$ 168,765	$ 162,720
Investments for account of segregated fund holders	103,062	106,392
Total general fund liabilities	144,195	139,749
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets		(191)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(217)	(191)
SLF Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	86,697	84,698
Investments for account of segregated fund holders	85,885	87,817
Total general fund liabilities	78,946	76,683
SLF U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	34,584	32,259
Investments for account of segregated fund holders	491	488
Total general fund liabilities	30,671	28,791
SLF Asset Management
Disclosure of operating segments [line items]
Total general fund assets	4,468	4,115
Investments for account of segregated fund holders	0	0
SLF Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	4,468	4,115
Investments for account of segregated fund holders	0	0
Total general fund liabilities	2,396	2,346
SLF Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	28,855	27,234
Investments for account of segregated fund holders	6,173	6,101
Total general fund liabilities	23,692	21,748
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,378	14,605
Investments for account of segregated fund holders	10,513	11,986
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	14,378	14,605
Investments for account of segregated fund holders	10,513	11,986
Total general fund liabilities	$ 8,707	$ 10,372